STATEMENT OF CHANGES IN CONSOLIDATED SHAREHOLDERS' EQUITY $ in Thousands		Shareholders' equity - Attributable to shareholders of Biophytis EUR (€)		Share capital EUR (€) shares	Issued premium EUR (€)		Accumulated deficit and net loss EUR (€)	Foreign currency translation adjustment EUR (€)	Share based payment EUR (€)	Split accounting impact related to non-convertible bonds, and warrants issued related to convertible notes EUR (€)	Treasury shares EUR (€)	Non-controlling interest EUR (€)	EUR (€) shares		USD ($) shares
Balance at the beginning of period at Dec. 31, 2017		€ 21,219,000		€ 2,693,000	€ 44,708,000		€ (30,951,000)	€ 0	€ 4,386,000	€ 521,000	€ (138,000)	€ (31,000)	€ 21,188,000
Balance at the beginning of period (shares) at Dec. 31, 2017 | shares				13,463,413
Net loss		(13,987,000)					(13,987,000)						(13,987,000)
Other comprehensive income (loss)		(106,000)					(42,000)	(64,000)					(106,000)
Total comprehensive income (loss)		(14,093,000)					(14,029,000)	(64,000)					(14,093,000)
Issuance of warrants attached to non-convertible bonds		289,000								289,000			289,000
Deferred tax liabilities on the issuance of warrants		(72,000)								(72,000)			(72,000)
Treasury shares net movements		(13,000)									(13,000)		(13,000)
Gains and losses, net related to treasury shares		(135,000)					(135,000)						(135,000)
Equity settled share-based payments		287,000							287,000				287,000
Costs incurred in relation to equity transactions	[1]	(445,000)			(445,000)								(445,000)
Balance at the end of period at Dec. 31, 2018		7,037,000		€ 2,693,000	44,263,000		(45,115,000)	(64,000)	4,673,000	738,000	(151,000)	(31,000)	7,006,000
Balance at the end of period (shares) at Dec. 31, 2018 | shares				13,463,413
Net loss		(18,946,000)					(18,946,000)						(18,946,000)
Other comprehensive income (loss)		69,000					87,000	(18,000)					69,000
Total comprehensive income (loss)		(18,878,000)					(18,860,000)	(18,000)					(18,877,000)
Issuance of warrants attached to non-convertible bonds		286,000								286,000			286,000
Deferred tax liabilities on the issuance of warrants		(80,000)								(80,000)			(80,000)
Treasury shares net movements		134,000									134,000		134,000
Gains and losses, net related to treasury shares		(131,000)					(131,000)						(131,000)
Equity settled share-based payments		63,000							63,000				63,000
Costs incurred in relation to equity transactions	[1]	445,000			445,000								445,000
Conversion of convertible notes		2,871,000		€ 2,100,000	771,000								2,871,000
Conversion of convertible notes (in shares) | shares				10,499,841
Balance at the end of period at Dec. 31, 2019		(8,253,000)		€ 4,793,000	45,478,000		(64,105,000)	(82,000)	4,736,000	944,000	(17,000)	(31,000)	(8,284,000)
Balance at the end of period (shares) at Dec. 31, 2019 | shares				23,963,254
Net loss		(25,517,000)					(25,517,000)						(25,517,000)
Other comprehensive income (loss)		(4,000)					(14,000)	10,000					(4,000)
Total comprehensive income (loss)		(25,521,000)					(25,531,000)	10,000					(25,521,000)
Treasury shares net movements		(25,000)									(25,000)		(25,000)
Gains and losses, net related to treasury shares		61,000					61,000						61,000
Equity settled share-based payments		785,000							785,000				785,000
Costs incurred in relation to equity transactions		(787,000)			(787,000)								(787,000)
Costs incurred in relation to equity transactions		(2,709,000)	[2]	€ (2,709,000)	(2,709,000)	[2]							(2,709,000)	[2]
Conversion of convertible notes		14,712,000		€ 4,526,000	10,186,000								14,712,000
Conversion of convertible notes (in shares) | shares				22,628,683
Share capital increase		23,486,000		€ 9,858,000	13,628,000								€ 23,486,000		$ 974
Share capital increase (in shares) | shares				49,295,005									4,870,155		4,870,155
Exercise of warrants		1,315,000		€ 974,000	341,000								€ 1,315,000
Exercise of warrants (in shares) | shares				4,870,155									694,444		694,444
Subscription of warrants		449,000			449,000								€ 449,000
Allocation of premiums to retained earnings (3)	[3]				(44,047,000)		(44,047,000)
Biophytis shares to be received from Negma	[4]	(1,212,000)					(1,212,000)						(1,212,000)
Balance at the end of period at Dec. 31, 2020		€ 2,299,000		€ 20,151,000	€ 22,538,000		€ (46,741,000)	€ (72,000)	€ 5,521,000	€ 944,000	€ (42,000)	€ (31,000)	€ 2,268,000
Balance at the end of period (shares) at Dec. 31, 2020 | shares				100,757,097									100,757,097		100,757,097

[1]	Costs directly attributable to the proposed issuance of shares in connection with a listing of the Company’s equity securities on a U.S. stock exchange in 2018 were recognized as a reduction from shareholders’ equity for €(445) thousand. Following the Company’s decision to postpone the issuance of its shares, the related costs were recognized in the 2019 statement of consolidated operations.
[2]	Costs incurred by the Company in relation to private placements totaling €23.5 million that occurred in February, June, July and October 2020.
[3]	The general meeting held on May 28, 2020 decided the allocation of premiums to accumulated deficit.
[4]	The judgment of the Paris Court of Appeal of November 18, 2020 ordered the return by Negma of the 2,050,000 Biophytis shares previously delivered following the judgment of May 7, 2020. As a result, the Company recognized at the date of the judgment of November 18, 2020 the right to receive the 2,050,000 shares to be returned by Negma in equity for € 1,212 thousand (as restated) and a corresponding increase of the financial liability (see notes 13.2 and 15).